MABEY & COOMBS, L.C.
                         Attorneys at Law
               3098 South Highland Drive, Suite 323
                 Salt Lake City, Utah  84106-6001
                       Phone (801) 467-2021
                        Fax (801) 467-3256
JOHN MICHAEL COOMBS                              writer's direct line 467-2779
                                          writer's e-mail:  jmcoombs@sisna.com


                         March 27, 2006


VIA EXPRESS MAIL

Pamela Howell
S. Thomas Kluck, II, Staff Attorney
SECURITIES AND EXCHANGE COMMISSION
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-0405
Mail Stop 3561

     Re:   Tintic Gold Mining Company's response to November 14, 2005
     Commission comment letter relative to Tintic Gold's October 3, 2005 third amended Form SB-3/A-2, File No. 333-119742

Dear Ms. Howell and Mr. Kluck:

     Tintic Gold is in receipt of a Commission comment letter dated November 14, 2005 containing 69 comments to Tintic Gold Mining Company's ("Tintic Gold" or "Company") Third Amended Form SB-2/A-3 filing referenced above.

     Our fourth amended Form SB-2/A-4 filed simultaneously on Edgar with this letter has been revised in accordance with such November 14 comment letter. Our separate and supplementary comments or responses, in addition to the changes we have made in our Fourth Amended Registration Statement, are set forth and explained below.

        RESPONSE TO EACH OF THE COMMISSION'S 69 COMMENTS
               General Comments to Form SB-2/A-3

     1. In response to this comment, I wrote a letter to the Commission on November 17, 2005, respectfully requesting that the Commission waive this comment. Paragraph 1 of that letter starting on p. 2 thereof directly responds to this comment, the contents of which are incorporated herein by reference. On November 23, 2005, the day before Thanksgiving, I was able to speak with Mr. John Reynolds, the Assistant Director, about this comment. (As per instructions from Mr. Reynolds, a copy of that Nov. 17 letter is now filed on Edgar.) Mr. Reynolds communicated that the Commission was of the opinion that we had inconsistent disclosures in our registration materials concerning whether a "distribution" of the shares subject of our SB-2/A has already been made in some fashion. Let us make clear that no "distribution" of any securities has been made. In fact, we don't know where the Commission got this idea. Mr. Reynolds specifically asked us to clarify whether the stockholders of Tintic-Utah on March 5, 2004, have a "legal right" to the shares held by our transfer agent for distribution. Our position is clear:
we have simply "declared" a stock dividend and we are waiting for our registration statement to be deemed "effective" before we have a legal obligation to distribute any shares, all as contemplated in our Distribution Agreement with our former parent. The fact is that because our registration statement is NOT now effective, the stock dividend has NOT been undertaken, effectuated or carried out in any manner. In fact, the Board of Directors of the Company has the right and other power to "undeclare" the stock dividend if it so chooses. Accordingly, the shareholders of Tintic-Utah on March 5, 2004, the record date for the stock dividend, do NOT presently have a "legal right" to receive the shares. Once our SB-2/A is declared effective by the Commission, those shareholders of record of Tintic-Utah on the record date would indeed have a "legal right" to the shares but not yet. In short, the way we have set it up since March 5, 2004, is this: the shareholders' legal right to receive their pro rata portion of the shares is subject to the effectiveness of a federal registration statement covering the shares.

     2. Since November 14, 2005, we have had discussions with Mr. George "Ken" Schuler, a mining engineer with the Commission, and we believe that based on the helpful direction we have received from him, we have complied with this comment. Specifically, in addition to provided a much more detailed Plan of Operation with figures and estimates on drilling targets and costs, we have gone through our revised document and beefed up or supplemented disclosure covering these various Industry Guide 7 items in a section titled "Description of Our Mineral Assets and Property Acquired as a Result of the Merger" and which in turn refers the reader to similar information in our revised Plan of Operation section.

     3. We have complied with this comment and inserted two maps in our Fourth Amended Registration Statement by means of attaching the same in a PDF or Adobe Acrobat file format. We have also labeled them in our revised Exhibit List as Exs. 99.1 and 99.2. We have also created a new category near the end of our Plan of Operation titled "Maps."

     Prospectus Cover Page

     4.   We have complied with this comment.

     5. I have spoken with Assistant Director John Reynolds directly about this comment. As a result of these discussions, we have revised our Fourth Amended Registration Statement in conformity with this comment. Where applicable, we have added that our former parent corporation, Tintic-Utah, now Kiwa Bio-Tech Products, is also an "underwriter."

     6. We believe that it is abundantly clear to anyone reading the prospectus portion of our SB-2/A-3 that the distribution is pro rata as of March 5, 2004. We have stated this several times. However, in the interests of completing this process, we have complied with this comment and on the cover page of the prospectus inserted this clarification.

     Outside Back Cover Page

     7.   We do not believe that it is the least likely that we would be able to obtain an OTCBB symbol within 90 days of the effective date of this registration statement and therefore, we believe this comment is irrelevant and unnecessary. In fact, subsection (b) specifically starts out by saying:
"If applicable to your offering, . . .."  Put another way, if no OTCBB symbol is obtained within 90 days of the distribution, there would be no reason or other ability for "a dealer" to provide a prospectus within 90 days of such date. However, based on my Nov. 23 conversation with Mr. Reynolds, Mr. Reynolds disagrees. Accordingly, as per Mr. Reynolds' instructions, we have taken the subject language out of Item 502(b) and inserted this on the back page of the prospectus after the financial statements.

     Prospectus Summary, page 1

     8. We have complied with this comment by doing a search of the subject words and removing them.

     9.    Based on my November 23, 2005, telephone conversation with Mr.
Reynolds, this comment has been waived by the Commission.   We would also like
to point out for the Commission that there is, and has been, an entire section in the prospectus portion of the document devoted to this comment titled "Reasons for the Merger [with Kiwa]" which answers or responds to this question in any event.

     10. Though we disagree with this comment, there being no significant or meaningful difference between the phrases "mineral properties" and "mineral claims," we have nonetheless complied with this comment. The reason we disagree with this comment is because owning the subsurface rights of real property are in fact "mineral properties" or "mineral property rights." The word "claim" simply designates the legal nature of that ownership. That's what all the mining literature we have seen calls such property rights in spite of this comment.

     Summary Financial Data, page 3

     11.         We have complied with this comment.

     Risk Factors, page 3

     12.  We have complied with this comment and removed the two paragraphs.

     13.   We have complied with the comment.

     Risk Factors, page 2

     14. We disagree with this comment because we believe that stating the Risk Factors the way we have stated them is self-explanatory as to why each is a risk factor at all. The consequences or downsides are obvious. To comply with this comment simply makes each such risk factor more wordy, complicated, unreadable and difficult to understand, nor do we believe that stating a risk factor the way the Commission suggests is a requirement under any rules that we are aware of. Nonetheless, in the interest of getting through this process with the Commission after 14 or 15 months of doing so, we have complied with this comment.

     15. We have complied with this comment and broken former Risk Factor No. 1 into two Risk Factors, thus creating a new Risk Factor No. 2. At the same time, since this new risk factor is the same as former Risk Factor No. 19, we have taken the substance of former Risk Factor No. 19 and combined it with this new Risk Factor No. 2.

     16. We have complied with this comment and because of No. 15 above, renamed it Risk Factor No. 3. Also, because of our modifications to our Plan of Operation, specifically, our creation of a program that includes drilling targets and the costs thereof, we have further modified this risk factor to relate solely to exploratory drilling activity, the only activity for which we currently lack the necessary ability to implement because we lack a mining partner/joint venturer with experience and know-how in this regard.

     17. We have complied with this comment by, among other things, confining the context of the risk factor to actual physical drilling exploration activity on our mineral claims, which, considering our revised Plan of Operation (see comment nos. 25 through 36 below), makes sense to us.

     18. We have complied with this comment and combined the two risk factors into one. In doing so, and to make it more readable, however, we have done a little rearranging of the former two risk factor paragraphs.

     19. We have deleted the subject language and clarified that the "financing" we need we expect to get from an experienced mineral exploration partner or joint venturer, which is the substance of our business plan, and therefore, the comment is now moot. See our modifications to our Plan of Operation.

     20. We have complied with this comment and removed the subject risk factors and the "penny stock" reference portion of former Risk Factor No. 13, now Risk Factor No. 9.

     21.       We have complied with this comment.

     22. We have complied with this comment and created a new, inclusive Risk Factor No. 8.

     Risk Factors Related to Our Mining Claim Assets, page 11

     23.  We have complied with this comment.

     The Distribution, page 14

     Manner of Effecting the Distribution, page 14

     24.  Based on my November 23, 2005, telephone conversation with Mr.
Reynolds, this comment has been waived by the Commission.   See also response
to Comment no. 1 above.

     Management's Plan of Operation for the Next Twelve to Eighteen Months, page 18

     25. We have fortunately had the opportunity to engage in discussions with Mr. George "Ken" Schuler, the Commission's mining engineer, who has been reviewing our filings in that capacity and we believe that we have now finally complied with this comment. We have added substantial additional disclosure in order to satisfy this comment in a new heading titled "The Phased Nature of Our Planned or Proposed Exploration Program." We have faxed this revised portion of our Plan of Operation to Mr. Schuler and it is our understanding that this newly added discussion addresses this comment and also Comment No. 34 below.

     26. In an effort to address this comment, we have taken out previous discussion addressing this comment in our previous registration statement and moved it to the end of the section with a new heading titled "Locating an Exploration Program Joint Venturer or Partner and Plan to Contract with such Joint Venturer or Partner." We believe this new discussion and its new location at the end of the Plan of Operation section more adequately addresses this comment. See also our response to Comment No. 33 below which asks this same question in reverse.

     27. We have complied with this comment by, among other things, deleting references to certain identified fissures that had been mentioned before and which had no meaning unless they were specifically defined. We have also complied with this comment by, for example, removing the discussion subject of paragraph 32 below.

     28. We have added a sentence in the end of the first paragraph of the section titled "Plan of Operation for the Next Twelve to Eighteen Months" which complies with this comment.

     29. We have discussed this comment with Mr. Schuler, your mining engineer. Because we have no employees or significant operations as yet, we have no specific or realistic "day-to-day" operations or activities in the traditional sense. As a result, Mr. Schuler indicated that we may address this comment in terms of what we will do on less than a daily basis, such as on a monthly or weekly basis. In accordance therewith, we have complied with this comment and added a paragraph titled "Our 'Day-to-Day Operations" which we have inserted after the new paragraph titled "Locating an Exploration Program Joint Venturer or Partner and Plan to Contract with such Joint Venturer or Partner."

     30. We have complied with this comment and added discussion or explanation about this third work sequence.

     31. We have complied with this comment by inserting a sentence in the very beginning of this section under the heading "Management's Plan of Operation, General." There is currently $6,500 in cash on hand.

     32. This was language supplied by our consulting geologist and because it is difficult to explain or understand for the layman, we have removed the subject language, thereby making the comment moot as indicated.

     33. We have complied with this comment by adding a new paragraph, which is now the second paragraph under the heading, "Plan of Operation for the Next Twelve to Eighteen Months." Reference is also made to our response to Comment No. 26 above which asks this same question in reverse.

     34. We have already disclosed the costs involved in pursuing our seven work sequences. This was done in the last registration statement we filed.
In fact, now that we have obtained a final geology report, those costs are minimal and we can easily afford them. Nonetheless, in complying with Comment No. 25 above, we have added a new paragraph in this Plan of Operation section that specifically addresses this comment titled "The Phased Nature of Our Planned or Proposed Exploration Program." We have NOT included time frames in this discussion simply because the financing involved would come from a joint venture partner, not us, and the time frames involved necessary to achieve the intended results would be up to them, not us. To thus require us to insert any such time frames would not only be beyond our expertise or knowledge but it would require us to engage in speculation. We do not feel comfortable doing that. See also our response to Comment No. 25 above.

     35. We have complied with this comment. We will investigate and negotiate any contract with a mining company ourselves.

     Specific Ore Targets Of the Tintic Mining Claims, Page 22

     36. Since the assay results subject of this comment were undertaken by Mr. Crane of U.S. Smelting and Refining before 1933 and since we lack the specific information to further disclose "the weighted-average sample associated with a measured length or substantial volume" (all as stated in the comment), we have deleted references to actual assay results in the entire paragraph now titled "3. Specific Exploration Targets on the Tintic Gold Mining Claims." By eliminating such assay results altogether, we believe that we now fairly present what we are dealing with and we have thus otherwise complied with this comment.

     Summary of Our Plan of Operation, page 22

     37. This paragraph was mistakenly kept in from earlier registration statements we had filed and it discussed things that were to be completed before Mr. Yeomans, our consulting geologist, completed his final April 2005 geology report. Accordingly, the discussion is moot. We also see no reason to further summarize our Plan of Operation when it is already fairly simple and straightforward. We have therefore deleted this entire paragraph.

     Business Corporate History, page 23

     38. We believe the Commission means comment no. 44, not 45. Having said this, Tintic-Utah received whatever cash and assets Kiwa had in connection with the business combination, it being the survivor, as Kiwa, in such transaction, but we, as Tintic-Nevada, the pre-March 12, 2004 subsidiary, did not. If the Commission wants to know what money Kiwa additionally raised or obtained after its merger with Tintic-Utah was consummated, reference is made to Kiwa's Edgar filings. We cannot speak for Kiwa and, more importantly, we do not know the answer to the question. The only thing we know is that in merging with Kiwa, Tintic-Utah obtained all of Kiwa's assets and liabilities, including all fertilizer and other executory sales contracts it had at the time and which, at that time, had resulted in revenue of some-$50,000. Based on the foregoing, we have modified the paragraph to say, among other things, that Tintic-Utah received what assets and cash that Kiwa had at the time of the merger and in doing so, it was able to operate and continue in existence profitably. The last time we looked at Kiwa's Edgar filings, the company was making a profit.

     The March 12, 2004 Merger or Reorganization with Kiwa, page 24

     39.   We have complied with this comment.

     40. We have complied with this comment. See the five (5) new exhibits attached to our fourth amended registration statement, namely, the stock sales agreements requested in this comment and which identify the April 2004 buyers. These are the only agreements in issue. We have clarified in the revised document that these transactions were not part of the merger transaction.

     Effect of the Merger, page 26

     41. Though earlier discussion in this paragraph answers this question, we have complied with this comment by clarifying when the spin-off will occur. Specifically, the spin-off will physically or actually occur at such time as our SB-2/A registration statement is deemed effective. At that point, we will instruct our transfer agent to distribute the shares to those persons entitled to receive them. See also response to Comment Nos. 1 and 24 above.

Type of Property/Exploration, Development and Production History, page 27

     42. We have deleted paragraph four in this section. Having deleted this one paragraph, we otherwise strongly disagree with this comment in that we have only referred to other, adjacent mines and mineral properties for location purposes, that is, so that the reader can understand where our properties are located and not for the purpose of giving an impression that our properties have value they don't have. In the former paragraph 7 we referred to mineralization in adjacent mineral properties only in order to indicate, from a geologic perspective, that these structures are similarly found on, or trend into, our properties. It would make no sense to have an exploration program (which the Commission is requiring us to come up with) without our explaining why we intend to drill or spend money in a certain area or on a certain "target." Having said this, the Commission can point to no reference in any of these paragraphs subject of this comment in which we imply specific mineral production on neighboring properties. To be sure, on the one hand the Commission has consistently wanted more disclosure about the precise location of our properties but when that is provided, that disclosure has often been deemed insufficient. The Commission cannot have it both ways: One cannot expect us to better describe where our property is located and, at the same time, not allow us to describe exactly where our property is located.
One can also not expect us to come up with an exploration program containing specific targets without being able to explain, geologically, why we have determined they are in fact "targets." This is not to ignore that our properties are in all likelihood more valuable and more promising that any neighboring properties and so referring to neighboring properties for an improper purpose would make no sense and achieve no benefit. Having said this, in the interests of getting through this process after 14 or 15 months, we have done our best to modify our disclosures to comply with the spirit of this comment.

     43.  We have complied with this comment.

     44.  We have complied with this comment.

     45. We have complied with this comment by removing the subject disclosure and also doing so in the section "Future Plans for Exploration."

     Management and Principal Shareholders of Tintic Gold Mining Company, page 34

     Directors, Executive Officers, Promoters and Control Persons, page 34

     46 through 49.       We have complied with these comments.

     Restricted Stock, page 37

     50. We have complied with this comment. We have done so by taking the exact same disclosure in the paragraph subject of Comment No. 52 below, namely, the paragraph titled "Shares Eligible for Future Sale" and reinserting what is relevant there under this heading.

     Certain Relationships and Related Transactions, page 38

     51. On November 23, 2005, I had a conversation with Assistant Director John Reynolds about this comment. I informed him that the officers and directors and possibly myself (because of my over 10% stock position) are the only persons who could conceivably come under or within the definition of a "promoter." I indicated that it seems ridiculously repetitive to repeat all the disclosure about all 4 of us in the context of being so-called "promoters." In light of this, Mr. Reynolds was kind enough to compromise on this issue and he indicated that if we add a paragraph stating that all 3 officers and directors and myself (because of my individual stock position) would be deemed "promoters" (given that there is already ample disclosure about the 4 of us and our holdings) that that would satisfy this comment. We have done so in a new paragraph added to this section at the end and which also refers the reader to the discussion about all four of us in the earlier section titled "Directors, Executive Officers, Promoters and Control Persons."

     Shares Eligible for Future Sale, page 39

     52. We have complied with this comment by disclosing that there is not now "a public trading market for the company's stock." While we already disclosed in this paragraph last time that there would be 356 "beneficial owners" after the distribution, we have clarified this to say that there will be 356 stockholders "of record." These minor changes satisfy that which this comment seeks.

     Unclaimed or Abandoned Stock Resulting from the Distribution, page 39

     53.  We have complied with this comment.

     Where You Can Find More Information, page 40

     54.  We have complied with this comment.

     Financial Statements for the Years Ended December 31, 2004 and 2003

     General

     55. We have updated Footnote No. 1 to the financial statements to include additional disclosure about the former parent's operations. Included in this disclosure is detail of the Parent's Quasi-Reorganization that was effective on December 31, 1997. Parent's accumulated deficit of $191,797 was eliminated as a result of the quasi-reorganization.

     Report of Independent Registered Public Accounting Firm, F-1

     56. We have included the report of the Parent's former auditors covering the period from December 31, 1997 through December 31, 2002.

     Balance Sheet, F-2

     57.   We have revised our balance sheet to indicate the restatement.

     Statement of Operations, F-3

     58. We have removed the earnings per share information for the cumulative periods.

     Statements of Cash Flows, F-5

     59. We have updated our statement of cash flows to remove any non-cash financing activities.

     60. We have updated our statement of cash flows to disaggregate the related party loans.

     Notes to Financial Statements

     Note 1  Summary of Significant Accounting Policies

     General

     61. We have updated Footnote No. 1 to include our policy for stock based compensation.

     Note 8 Commitments and Contingencies, F-10

     62. We have updated Footnote No. 8 to include contingency disclosure about the liquidation of the mining claims in the event the spin off cannot be lawfully accomplished.


     Note 10 Restatement, F-11

     63. We have updated Footnote No. 10 to remove the reference to the SEC comment letter.

     Financial Statements for the Period Ended June 30, 2005

     General

     64. We have also updated the interim unaudited financial statements in a manner consistent with the audited financial statements.

     Condensed Statements of Operations, F-3

     65. As you requested, we have removed the extra information for the three month interim periods that is not specifically required.

     Other

     66. We have included updated financial statements and a currently dated consent as required.

     Part II

     Recent Sales of Unregistered Securities

     67.   We have complied with this comment.

     Exhibits

     68. Based on my conversation with Mr. Reynolds on November 23, 2005, the Commission is satisfied with what I have relied on in rendering this opinion and it has therefore waived this comment.

     69. I have complied with this comment in my revised opinion which is again attached as an exhibit to our fourth amended registration statement.

                       Closing Information

     We have attempted in good faith to address and incorporate each the Commission's comments. We believe that our fourth amended Form SB-2/A-4 is a substantial improvement over our October 3 version and we would hope that the Commission would agree with us and tell us that our fourth amended registration statement can "go effective." This process has gone on 15 or 16 months now and we believe that, considering that the recipients of the to-be-distributed shares are not parting with any money and are therefore not "at risk," there comes a point when this review process becomes over-kill. A good example is requiring us to have financial statements on our former predecessor or former parent going back to 1997 or nine years ago, that is, back to a time when we didn't even exist as a separate or new corporation. With all due respect and considering that there are other "spin-off" registrants that the Commission has very recently let breeze right through on Forms 10-SB, we believe that that point has been more than achieved in this case.

     As per the end the Commission's November 14 comment letter, this response letter is also being filed on EDGAR. Finally, along with a hard, signed copy of this letter that we are mailing to you via Express Mail, we will also be enclosing a red-lined version of the fourth amended registration statement changes.

     If you have any additional questions or comments after receiving these documents, please don't hesitate to let us know at your earliest convenience. We look forward to completing this long and arduous process with you. So you might appreciate what we have gone through, our original registration statement was filed with the Commission in October 2004.

                                   Very truly yours,
                                   MABEY & COOMBS, L.C.

                                   /s/John Michael Coombs

                                   John Michael Coombs
                                   Attorneys for Tintic Gold Mining Co.

Enclosures